Corporate debt, Breakdown of corporate debt (Details) $ in Thousands, € in Millions	Dec. 31, 2023 USD ($)	Feb. 24, 2023 USD ($)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Corporate debt [Abstract]
Non-current	$ 1,050,816			$ 1,000,503
Current	34,022			16,697
Total Corporate debt	$ 1,084,838	$ 7,700	€ 7	$ 1,017,200	$ 1,023,071